Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (the “Company” and also referred to as “we,” “our” or “us”) are a global leader in the semiconductor industry. The Company’s principal operations are the licensing, marketing, research and development of microprocessors, systems intellectual property (“IP”), graphics processing units, physical IP and associated systems IP, software, tools and other related services.
Corporate Reorganization
In September 2023, the Company completed a board approved corporate reorganization which involved (1) the shareholders of Arm Limited exchanging each of the ordinary shares held by them in Arm Limited for newly issued ordinary shares of Arm Holdings Limited; and (2) the re-registration of Arm Holdings Limited as a public limited company under the laws of England and Wales at which time its name was changed to Arm Holdings plc. This corporate reorganization was solely for the purpose of reorganizing the Company’s corporate structure, in which Arm Limited became a wholly owned subsidiary of the holding company, Arm Holdings plc. This transfer of equity resulted in the issuance of ordinary shares of Arm Holdings plc to shareholders in the same class and the same number of ordinary shares as their previous shareholding in Arm Limited. As a result of the corporate reorganization between entities under common control, the historical consolidated financial statements of the Company were retrospectively adjusted for the change in reporting entity. Therefore, the historical consolidated financial statements of Arm Limited became the historical consolidated financial statements of Arm Holdings plc as of the date of the corporate reorganization.
Initial Public Offering
The registration statement on Form F-1 relating to the Company’s initial public offering (“IPO”) was declared effective on September 13, 2023 and the Company’s American depository shares (“ADSs”), each representing one ordinary share of the Company, began trading on the Nasdaq Global Select Market under the ticker symbol “ARM” on September 14, 2023. On September 18, 2023, the Company completed the closing of its IPO. The Company’s controlling shareholder sold an aggregate of 102,500,000 ADSs in the IPO at a price of $51 per ADS, including the underwriters’ full exercise of their option to purchase up to an additional 7,000,000 ADSs to cover over-allotments. The Company did not receive any proceeds from the sale of the ADSs in the IPO.
Upon completion of the IPO, the Company recognized incremental and accelerated share-based compensation expense for which service-based vesting conditions were satisfied or partially satisfied as of September 13, 2023. See Note 16 - Share-based Compensation for further details.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Company’s fiscal year ends on March 31st.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Foreign Currency
The accompanying consolidated financial statements are presented in U.S. dollar (“USD”), which is the Company’s functional and reporting currency. For most of the Company’s international operations, the local currency has been determined to be the functional currency of the respective entity.
For transactions entered into in a currency other than its functional currency, monetary assets and liabilities are remeasured into the functional currency at end-of-period exchange rates. Non-monetary assets and liabilities, along with equity are remeasured at historical exchange rates. Income and expenses are remeasured at exchange rates in effect during each period, except for those expenses related to non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in other non-operating income (loss), net in the Consolidated Income Statements.
The Company translates functional currency assets and liabilities to their USD equivalents at exchange rates in effect as of the balance sheet date and income and expense amounts at average exchange rates for the period. The USD effects that arise from changing translation rates are recorded in foreign currency translation adjustments on the Consolidated Statements of Comprehensive Income.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Concentrations of Credit Risk
Credit risk is the risk of an unexpected loss if a customer or third-party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, short-term investments, derivative financial instruments and accounts receivable. The Company’s maximum exposure to credit risk is limited to the carrying amount of these assets. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. The Company further manages its credit risk on liquid funds and derivative financial instruments through diversification of investment type and credit exposures. For accounts receivable, the credit risk is managed through the use of mitigating controls, including the use of credit checks and credit limits on customers. For financial assets (other than accounts receivable), the Company holds positions with an approved list of investment-grade rated counterparties and monitors the exposures and counterparty credit risk on a regular basis. The Company establishes reserves for potential credit losses and such losses have been within Management’s expectations. Credit losses are monitored on a regular basis and have not been material in any year presented.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, short-term deposits and money market funds with original maturities of three months or less that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value. Cash and cash equivalents are stated at cost, which approximates fair value because the short-term maturity of those instruments.
Short-term Investments
Short-term investments represent term deposits with banks with a maturity between three and 12 months. These investments are classified as held-to-maturity as the Company has the intent and ability to hold the investments to maturity. These investments are recorded at amortized cost, net of expected credit losses. Amortization of premiums or accretion of discounts are included in interest income, net in the Consolidated Income Statements.
Equity Investments
The Company regularly invests in equity securities of public and private companies to promote business and strategic objectives. Equity investments are measured and recorded as follows:
•Non-marketable equity securities are equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence. Non-marketable equity securities are recorded on the income statement either at fair value on a recurring basis with changes in fair value, whether realized or unrealized; or by election, measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.
•Equity method investments are equity securities in investees in which the Company does not control but has the ability to exercise significant influence. Investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor are also accounted for using the equity method when the Company has more than virtually no influence (i.e., at least 3% to 5% ownership). The Company has elected to account for certain equity method investments under the fair value option. These investments are recorded at fair value with changes in fair value recorded on the income statement. Where the Company has not elected the fair value option, equity method investments are recorded at cost minus impairment, if any, plus or minus the Company’s share of the equity method investees’ income or loss recorded on the income statement.
For certain non-marketable equity securities and equity method investments, the Company has elected to apply the net asset value (“NAV”) practical expedient, where NAV is the estimated fair value of the investments. For these securities estimated fair values are determined based on the indicated market values of the underlying assets or investment portfolios. Income statement activity for all equity investments is recorded in income from equity investments, net on the Consolidated Income Statements.
The carrying values of non-marketable equity securities under the measurement alternative are adjusted for qualifying observable price changes resulting from the issuance of similar or identical securities in an orderly transaction by the same issuer. Determining whether an observed transaction is similar to a security within the Company’s portfolio requires judgment based on the rights and preferences of the securities. Recording upward and downward adjustments to the carrying values of equity securities as a result of observable price changes requires quantitative assessments of the fair values of the Company’s equity securities using various valuation methodologies and involves the use of estimates.
Non-marketable equity securities under the measurement alternative and equity method investments not measured under the fair value option (collectively referred to as “non-marketable equity securities”) are also subject to periodic impairment analysis. The quarterly impairment analysis considers both qualitative and quantitative factors that may have a significant impact on the investee’s fair value. Qualitative factors considered include the investee’s financial condition and business outlook, industry and sector performance, market for technology, operational and financing cash flow activities, and other relevant events and factors affecting the investee. When indicators of impairment exist, the Company prepares quantitative assessments of the fair value of the non-marketable equity securities using both the market and income approaches, which require judgment and the use of estimates, including discount rates, investee revenue and costs, and comparable market data of private and public companies, among others.
Non-marketable equity securities under the measurement alternative are tested for impairment using a qualitative model similar to the model used to test goodwill and other long-lived assets for impairment. Upon determining an impairment may exist, the security’s fair value is calculated and compared to its carrying value and an impairment is recognized immediately if the carrying value exceeds fair value.
Equity method investments not measured under the fair value option are subject to periodic impairment reviews using the other-than-temporary impairment model, which considers the severity and duration of a decline in fair value below cost and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for recovery.
Loans Receivable
Loans receivable consist of term loans to a related party and other entities. The term loans are recorded at amortized cost, net of allowances for loan losses. The Company maintains an allowance for current expected credit losses to reserve for potentially uncollectible loans receivable. The Company measures interest income for all loans receivable using the interest method, which is based on the effective yield of the loans rather than the stated coupon rate. The Company classifies loans receivable in other non-currents assets on the Consolidated Balance Sheets.
Convertible Loans Receivable
Convertible loans receivable consist of convertible loans to certain entities. The Company has elected to apply the fair value option to account for such convertible loans receivable. Under the fair value option, such convertible loans receivable are measured initially and subsequently at fair value with changes in fair value recorded in other non-operating income (loss), net in the Consolidated Income Statements. Convertible loans receivable are included in other non-current assets on the Consolidated Balance Sheets.
Fair Value Measurement
The Company measures certain assets and liabilities at fair value, either upon initial recognition or for subsequent accounting or reporting. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, as well as assumptions that market participants would use when pricing the asset or liability. When estimating fair value, depending on the nature and complexity of the asset or liability, the Company may use one or all of the following techniques:
•Income approach, which is based on the present value of a future stream of net cash flows.
•Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.
•Cost approach, which is based on the cost to acquire or construct comparable assets, less an allowance for functional and/or economic obsolescence.
Fair value disclosures are classified based on the fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
•Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 - Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
•Level 3 - Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.
Please refer to Note 13 - Fair Value, for further discussion on the Company’s fair value measurements.
Business Combinations
The Company uses the acquisition method of accounting for business combinations, which requires separate recognition of assets acquired and liabilities assumed from goodwill, based on their estimated fair values at the time of acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the fair value of any non-controlling interests in the acquiree over the net of the estimated acquisition date fair values of the assets acquired and liabilities assumed. The estimates and assumptions used in valuing intangible assets include, but are not limited to, the amount and timing of projected future cash flows, discount rate used to determine the present value of these cash flows and the useful lives of the assets. Although the Company’s fair value estimates are based upon assumptions believed to be reasonable, these estimates and assumptions are inherently uncertain and subject to refinement.
As a result, during the measurement period up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of fair values of the purchase price of an acquisition, whichever comes first, any subsequent adjustments are recorded in earnings in the Consolidated Income Statements. Acquisition-related expenses are recognized separately from the business combination and expensed as incurred.
Goodwill
Goodwill represents the excess of cost over the fair value of net assets acquired in a business combination. Goodwill is tested for impairment annually during the fourth fiscal quarter or during interim periods whenever events and circumstances indicate an impairment may have occurred. The identification and measurement of goodwill impairment involves the estimation of fair value at the Company’s reporting unit level, which is the same or one level below the operating segment level. The Company determined it has one reporting unit.
The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.
The Company completed its annual goodwill impairment test in the fourth fiscal quarter of the fiscal year ended March 31, 2024. It was determined, after performing a qualitative review, it was not more-likely-than-not that the fair value of the Company’s single reporting unit was less than its carrying amount. Accordingly, there was no indication of impairment.
Intangible Assets, Net
Intangible assets primarily represent acquired intangible assets including those acquired separately, such as computer software and purchased patents and licenses to use technology, as well as those acquired through business combination such as developed technology and customer relationship assets.
The Company initially records intangible assets acquired in a business combination at their estimated fair value. Intangible assets are reported net of accumulated amortization and any accumulated impairment losses, and are amortized over their estimated useful lives at amortization rates that are proportionate to each asset’s estimated economic benefit.
Amortization of intangible assets is recorded in either cost of sales, research & development or selling, general and administrative expenses in the Consolidated Income Statements depending on the nature of the underlying asset and uses by the Company.
The cost of intangible assets is amortized and recorded on the income statement on a straight-line basis over the estimated useful lives of the underlying assets. Useful lives are reviewed each year and adjustments are made, where applicable, on a prospective basis. The estimated useful lives of the Company’s intangible assets are as follows:

Patents and licenses	3 – 11 years
Computer software	3 – 5 years
Developed technology	1 – 8 years
Customer relationships	1 – 6 years
Trade names	4 years
Software Development Costs and Acquired Intangible Software
The Company has not historically capitalized software development costs for software to be sold, leased or otherwise marketed as the time and cost incurred between technological feasibility and product release has been determined to be immaterial. As such, these development costs are generally recognized as incurred in research and development expenses in the Consolidated Income Statements.
The Company capitalizes certain development costs related to software acquired, developed or modified for internal use, along with certain costs incurred in connection with the implementation of internal use software. Costs related to certain application development activities are subject to capitalization. Costs related to preliminary project and post implementation activities are expensed as incurred. Amortization begins once the software is ready for its intended use, and amortization expense is generally recognized on a straight-line basis over the software’s estimated useful life between three and five years.
Capitalized costs related to internal use software, net of accumulated amortization, are included in intangible assets, net on the Consolidated Balance Sheets and amortization expense is recognized in selling, general & administrative expenses in the Consolidated Income Statements.
Property and Equipment, Net
Property and equipment are stated at cost net of accumulated depreciation and impairment losses. Cost comprises expenditures directly attributable to the purchase of the asset. Assets are depreciated to their estimated residual value, on a straight-line basis, over the estimated useful life of the underlying asset. Estimated useful lives and residual values are reviewed at each reporting date. Depreciation on property and equipment is recorded in cost of sales, research and development or selling, general & administrative expenses in the Consolidated Income Statements depending on the nature of the underlying asset and uses by the Company.
Estimated useful lives of the Company’s property and equipment are as follows:

Buildings	25 years
Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 6 years
Fixtures and motor vehicles	3 – 5 years
An item of property or equipment is written off either upon disposal or when there is no expected future economic benefit from its continued use. Gain or loss on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Income Statements in the year the asset is derecognized.
Impairment of Long-lived Assets Other than Goodwill
The Company reviews long-lived assets other than goodwill for impairment when facts or circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets, the carrying values are reduced to the estimated fair value. Fair value is determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. Impairment losses are recorded in impairment of long-lived assets in the Consolidated Income Statements.
Leases
The Company determines if an arrangement is or contains a lease at inception or modification of the arrangement. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. The Company recognizes right-of-use assets and operating lease liabilities for lessee operating leases other than those with a term of 12 months or less as the Company has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments over the lease term.
Operating lease right-of-use assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, discounted using the Company’s incremental borrowing rate, which approximates the interest rate at which the Company could borrow on a collateralized basis with similar terms and payments and in similar economic environments. Operating lease right-of-use assets also include initial direct costs incurred and prepaid lease payments, minus any lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. All lease and non-lease components, principally common area maintenance costs, are combined in determining operating lease right-of-use assets and lease liabilities. For operating leases, lease expense is recognized on a straight-line basis over the lease term.
Asset Retirement Obligations
An asset retirement obligation (“ARO”) is recorded as appropriate on assets for which the Company has a legal obligation to retire. The Company records a liability for an ARO and the associated asset retirement cost at the time the underlying asset is acquired and put into service. Subsequent to the initial measurement of the ARO, the obligation is adjusted at the end of each period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation, if any. Over time, the liability is accreted to its present value and the capitalized cost is depreciated over the estimated useful life of the asset. The Company has recognized AROs for contractually mandated removal of leasehold improvements.
Derivative Financial Instruments and Hedge Activities
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk. Certain forecasted transactions, specifically British Pound Sterling (“GBP”) denominated cash flows in the form of payroll and selling, general and administrative expenses are exposed to foreign currency risk. The Company monitors foreign currency exposures on a monthly basis to maximize the economic effectiveness of foreign currency hedge positions.
No derivatives were designated hedges prior to July 2022. All derivatives are recorded at fair value as either an asset or liability. For derivatives not designated as hedges, adjustments to reflect changes in the fair value of the derivatives are included in earnings in other non-operating income (loss), net in the Consolidated Income Statements.
In July 2022, all foreign currency forward contracts were designated as cash flow hedges in designated hedging relationships with the forecasted foreign denominated cash flows as the hedged transactions. The maximum length of time over which the Company is hedging its exposure to the variability in future foreign denominated cash flows is one year. For cash flow hedges that qualify and are designated for hedge accounting, the change in fair value of the derivative is recorded in the net change in fair value of the effective portion of designated cash flow hedges on the Consolidated Statements of Comprehensive Income, and subsequently recognized in research and development and selling, general and administrative expenses in the Consolidated Income Statements when the hedged transaction affects earnings.
The Company classifies all derivative assets and liabilities for designated and non-designated derivatives in prepaid expenses and other current assets and other current liabilities on the Consolidated Balance Sheets. The Company classifies cash flows from the settlement of effective cash flow hedges for designated and non-designated derivatives in the same category as the cash flows from the related hedged items in operating activities on the Consolidated Statements of Cash Flows. The foreign currency forward contracts are classified under Level 2 of the fair value hierarchy. See Note 13 - Fair Value.
Revenue Recognition
The Company recognizes revenues for the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products or services. The principle is achieved through the following five-step approach:
•Identification of the contract with the customer
•Identification of the performance obligations
•Determination of the transaction price
•Allocation of the transaction price to the performance obligations in the contract
•Recognition of revenue when, or as, the Company satisfies a performance obligation
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of the license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of IP, excluding when-and-if-available minor updates over the support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that timing of the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligation. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and customer can begin to use and benefit from the license.
•Professional services — Services (such as training and professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. Revenue from professional and design services are recognized over time using the input method based on engineering labor hours expended to date relative to the estimated total effort required. For such professional and design services, the Company has an enforceable right to payment for performance completed to date, which includes a reasonable profit margin and the performance of such services do not create an asset with an alternative use.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
Royalty Revenue
For certain IP license agreements, royalties are collected on products that incorporate the Company’s IP. Royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based on a combination of methodologies, including the use of historical sales trends and macroeconomic factors for predictive analysis, the analysis of customer royalty reports and their sales trends and forecasts, as well as data and forecasts from third-party industry research providers. Data considered includes revenue, unit shipments, average selling price, product mix, market share and market penetration. Adjustments to revenues are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees in the period following the accrual.
Significant Judgments
Identification of the Contract with the Customer
The Company accounts for a contract as a revenue contract when all of the following criteria are met:
•The contract has been approved (either in writing, orally or in accordance with other customary business practices) by the parties to the contract, and the parties are committed to perform their respective obligations.
•The Company can identify each party’s rights regarding goods or services to be transferred.
•The Company can identify the payment terms for the goods or services to be transferred;
•Contracts have commercial substance; and
•It is probable that the Company will collect the consideration to which it will be entitled to, in exchange for the goods or services to be transferred to the customer.
The Company sometimes enters into multiple contracts with the same customer that are treated, for accounting purposes, as one contract if the contracts are entered into at, or near, the same time and are interrelated. Judgment is required in evaluating whether various contracts are interrelated, which includes considerations as to whether they were negotiated as a package with a single commercial objective, whether the amount of consideration on one contract is dependent on the performance of the other contract, or if some, or all, obligations in the contracts constitute a single performance obligation.
New arrangements with existing customers can be based on either a new contract or the modification of prior contracts. The Company’s judgment in making this determination considers whether there is a connection between the new arrangement and the pre-existing contracts, whether the services under the new arrangement are highly interrelated with the products and services provided under prior contracts, and how the products and services under the new arrangement are priced.
The Company sometimes enters into non-cancellable and non-refundable committed funds arrangement from customers, where the parties have ongoing negotiations. Judgment is required in evaluating whether all rights and obligations of the arrangement are determined and enforceable.
Judgment is also required in determining whether collectability of substantially all of the consideration is probable. The Company assesses this through credit checks, past payment history or based on upfront payment prior to performance of the obligation(s).
Identification of the Performance Obligations
Customer contracts often include various products and services as outlined in the summary of major product groups above. Typically, these products and services qualify as separate performance obligations, and a portion of the contractual value is allocated to them. Judgment is required, however, in determining whether a good or service is considered a separate performance obligation.
When selling licenses or services, the Company frequently grants customers the choice to acquire additional rights, goods or services (for example, renewals of offerings, version extensions through term renewals, additional future products, or additional volumes of purchased license). The Company also utilizes forward looking information such as product roadmaps and other marketing materials in identifying performance obligations for IPs or version extensions of architecture IP under development or future products, and in determining if implicit promises or material right exist in certain long-term contracts.
In a typical licensing arrangement, the Company either licenses implementation IP or architecture IP. When implementation IP is licensed, the Company promises to provide all developed and undeveloped IP over the license term based on the subscription package selected by the customer. Products are delivered to the customer based on the Company’s product roadmap and each IP is generally identified as a separate performance obligation. The undeveloped IP in the contract also includes an implied promise to deliver implementation IP that will be developed and become available during the contract term but is not on the product roadmap at contract inception.
When architecture IP is licensed, the Company promises to provide the available architecture IPs as well as all future version extensions of the architecture IP over the contract term which could range from 3 to 20 years. These version extensions may take one of two forms:
•Specified version extensions that are expected to be released over the next 2-3 years and are identified in the Company’s product roadmap, or;
•Implicit version extensions that the Company believes, based on historical data, will be developed in the period beyond the years covered by the product roadmap and will be delivered to the customer as and when released.
These version extensions represent promises to deliver distinct products and have a discernable release pattern, based on the Company’s established practice every year over the license term. When version extensions of architecture IP are promised along with a license to available architecture IP, a portion of the overall transaction price is allocated to the available architecture license while the remaining portion relating to future extensions is deferred until those extensions are delivered and become available for use.
Amounts allocated to the IP license including version extensions of an architecture license or releases of an implementation license are each recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Determination of Transaction Price
The Company applies judgment when determining the amount of consideration it expects to be entitled to in exchange for transferring promised goods or services to a customer. This includes estimates as to whether, and to what extent, subsequent concessions or payments may be granted to customers, which release customers from their obligations to pay contractual fees. In this judgment, historical trends are considered with respect to both the specific customer and broader Company trends. The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. Consideration payable to a customer is accounted for as a reduction of the transaction price and, therefore, of revenue unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the Company. The transaction price also excludes amounts collected on behalf of third parties such as sales taxes. The Company’s revenue arrangements may include variable consideration, including royalties. Where minimum royalties are agreed with customers and there is no uncertainty of their receipt, the amount is allocated to performance obligations as a part of the transaction price.
The Company considers relevant facts and circumstances in assessing whether a contract contains a significant financing component. The Company has not identified significant financing components in its material revenue arrangements executed during the financial year.
Allocation of Transaction Price
Judgment is required when estimating standalone selling prices (“SSPs”). There is also judgment involved in determining whether the pricing of certain performance obligations is highly variable or uncertain.
Other than support and maintenance, SSPs are usually not directly observable for the Company’s products and services. because the Company generally does not sell its products or services on a standalone basis. When separately stated, contractual pricing is highly variable. The Company estimates the SSPs so that the Company allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer. The Company allocates royalties entirely to the licenses that give rise to them. When estimating a SSP, the Company considers available information and maximizes the use of observable inputs such as renewal pricing history for the Company’s standardized support and professional service offerings.
For offerings that have highly variable or uncertain pricing and lack substantial direct costs to estimate based on a cost-plus margin approach, the transaction price is allocated by applying a residual approach. This is on the basis that the Company has identified SSP for other performance obligations in the same arrangement. If two or more goods or services in a contract have highly variable or uncertain pricing, then the Company applies a combination of methods to allocate transaction price, including utilizing list prices, contract prices, and engineering effort estimates to develop future IP, for initial allocation of residual amount of transaction price within such products.
For Arm Total Access arrangements, the Company establishes a separate performance obligation for implicit rights of future products upon contract execution and allocates the total transaction price to each performance obligation based on the price roadmap.
For customer agreements related to long-term licensing of architecture IP, the Company allocates the contract value to each of the performance obligations based on an estimate of the engineering efforts required to deliver the initial version of the IP as well as related future versions, including enhancements and upgrades.
The SSPs of material rights depends on the probability of option exercise. In estimating these probabilities, judgment is utilized when considering historical exercise patterns. The SSPs are reviewed annually or whenever facts and circumstances significantly change. These changes are applied prospectively.
Revenue from Arm China
Arm Technology (China) Co. Limited (“Arm China”) acts as the Company’s exclusive IP distributor in the People’s Republic of China, which, for the purposes of these financial statements, includes the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excludes Taiwan (collectively referred to as the “PRC”), under the intellectual property licensing arrangement (“IPLA”) and subsequent amendments. Arm China directly contracts with end customers with discretion in establishing pricing to sublicense specified IP and Arm Total Access Packages. The Company’s responsibility under the IPLA is to facilitate delivery of a good or service to the end customer in accordance with detailed instructions and other specifications from Arm China. In these cases, Arm China is the customer for the Company. As such, revenue presented by the Company is the net amount calculated as a percentage of license and royalty fees earned by Arm China from sub-license arrangements entered into with end customers. The Company applies the royalty exception, under which revenue is recognized when the subsequent sale or usage occurs, assuming control of the license to which the royalty relates has transferred to the end customer. Where the revenue is derived as a percentage of the license fee of Arm China, the Company categorizes that portion as license revenue while the other portion, which represents the Company’s share of Arm China’s royalties, is categorized as royalties.
Contract Balances and Receivables
The Company recognizes accounts receivable in full when it has the contractual right to invoice the customer and begins satisfying the performance obligation over the term of the contract. Judgment is required to determine whether a right to consideration is unconditional and thus qualifies as a receivable. Contract assets are recognized as the performance obligations are satisfied and the Company does not have the contractual right to invoice. Typically, the Company invoices a portion of the fees for IP licenses up front on the effective date of the contract and satisfies a considerable portion of performance obligations. Accrued royalties are included in accounts receivable, net on the Consolidated Balance Sheets. Contract liabilities primarily reflect invoices due, or payments received, in advance of revenue recognition. Periodic fixed fees for software support services, and other multi-period agreements are typically invoiced in advance.
Customer deposits primarily relate to payments received from customers which could be refundable pursuant to the terms of the contract and are in other current liabilities on the Consolidated Balance Sheets.
Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 60 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing products and services, such as invoicing at the beginning of a license term with revenue recognized over the contract period, and not to receive financing from customers. All potential financing fees were considered insignificant in the context of the Company’s contracts.
Allowance for Current Expected Credit Losses
Trade receivables are stated at their net realizable value. The allowance for credit losses reflects the Company’s best estimate of expected credit losses of the receivable portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions. In developing the estimate for expected credit losses, accounts receivable is segmented into pools of assets depending on market (China versus international) and delinquency status, and fixed reserve percentages are established for each pool of accounts receivables. To determine the reserve percentages for each pool of accounts receivables, the Company considers its historical experience with certain customers and customer types, regulatory and legal environments, country and political risk, and other relevant current and future forecasted macroeconomic factors. These credit risk indicators are monitored on a quarterly basis to determine whether there are any changes in the economic environment that would indicate the established reserve percentages should be adjusted and are considered on a regional basis to reflect more geographic-specific metrics. Please refer to Note 4 - Revenue, for the summary of the movement in the allowance for current expected credit losses.
Additionally, write-offs and recoveries of customer receivables are tracked against collections on a quarterly basis to determine whether the reserve percentages remain appropriate. When management becomes aware of certain customer-specific factors that impact credit risk, specific allowances for these known troubled accounts are recorded. Accounts receivables are written off after all reasonable means to collect the full amount (including litigation, where appropriate) are exhausted. For the fiscal years ended March 31, 2024, 2023, and 2022, write-offs and recoveries of customer receivables were immaterial to the consolidated financial statements.
The Company recognizes an allowance for losses on contract assets based on a similar approach used for receivables under the current expected credit loss model. As of March 31, 2024 and 2023, the loss allowance for contract assets was immaterial.
Share-based Compensation
Restricted share units (“RSU”) were granted to employees, certain of our executive officers, and non-executive directors of the Company and require continuous service through the vesting date. Phantom shares (“Phantom Shares”) were only granted to certain of our executive officers. In connection with the IPO on September 14, 2023, all RSUs previously issued under the Arm Limited All Employee Plan 2019 (“2019 AEP”), except for those 2019 AEP awards granted to employees of Arm Technology Israel Ltd., the Company’s Israeli subsidiary (“Arm Israel”), Executive IPO Plan (“2019 EIP”), and Executive Awards previously issued under the 2022 Arm Limited RSU Award Plan (“2022 RSU Plan”) were no longer expected to be settled in cash but rather expected to be settled in ordinary shares. This resulted in a change in classification of the RSUs from liability to equity which was accounted for as a modification. The number of RSUs that vest is determined by the achievement of market, performance and service conditions.
The Company expenses share-based compensation over the requisite service period of the awards, which is generally equivalent to the vesting term. Compensation cost is recorded only for those awards expected to vest.
The fair value of RSUs is determined on the date of grant for equity-classified awards, and at the end of each reporting period for liability-classified awards, using Monte Carlo simulations or the discounted cash flow approach. The fair value of Phantom Shares, which are subject to continuous service and vest upon meeting certain strategic performance conditions of the Company and are liability-classified, is determined on the date of grant and at the end of each reporting period based on the share price of the Company’s ultimate parent, SoftBank Group.
The Company classifies those awards in which the Company has the option, pursuant to the plan terms, and intends to settle in cash or equity, as liability-classified or equity-classified awards, respectively. Phantom Shares and certain RSUs are liability-classified and are remeasured at the end of each reporting period through the date of settlement so that the expense recognized for each award is equivalent to the amount to be paid in cash. Changes in the fair value of liability-classified RSUs are recorded in the Consolidated Income Statements over the vesting period of the award. Expense associated with equity-classified RSUs are recognized using the straight-line method over the service period adjusted for estimated forfeitures.
Prior to IPO, an initial public offering was not considered probable until it has occurred. Accordingly, as of March 31, 2023, those RSUs that were subject to vesting on the earliest of (1) change of control, (2) initial public offering, or (3) passage of time, were expected to vest and be settled in cash upon the passage of time. For liability-classified awards, the weighted average fair value of the RSUs was measured at each reporting date using the Monte Carlo simulation model or a discounted cash flow approach. Similarly, the fair value for equity-classified awards was measured at the grant date using the discounted cash flow approach.
For the fiscal years ended March 31, 2023 and 2022, the Company used the Monte Carlo simulation model, the income approach and/or market-calibration approach based on comparable publicly traded companies in similar lines of businesses to measure the RSUs. The Monte Carlo simulation model simulates the Company’s equity value at an assumed listing exit event in order to determine the RSU vesting percentage. The model simulates the RSU vesting percentage over numerous iterations, and the average of all iterations is determined to be the fair value of an RSU. The model then discounts the future value of the RSU at the assumed listing exit event date back to the valuation date based on the relevant risk-free interest rate. The Monte Carlo simulation model incorporates various assumptions such as expected stock price volatility until a liquidity event, expected dividend yield, risk-free interest rate, and expected time to complete an initial public offering.
Prior to IPO, at the grant date of the RSUs, the Company was private and its ordinary shares were not listed on a public stock exchange. Therefore, the Company’s Board of Directors exercised its reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of fair value of the Company’s ordinary shares underlying share-based compensation awards, including:
•contemporaneous independent third-party valuations of ordinary shares;
•financial condition, results of operations, and capital resources;
•the likelihood and timing of achieving a liquidity event, such as an initial public offering or sale of the company, given prevailing market conditions;
•the lack of marketability of ordinary shares;
•estimates of future financial performance;
•market performance and valuations of comparable companies;
•the hiring or loss of key personnel;
•the status of the Company’s development, product introduction, and sales efforts;
•industry outlook and other information, such as market growth and volume and macro-economic events; and
•additional objective and subjective factors relating to the Company’s business.
To determine the fair value of ordinary shares, the Company first estimated the enterprise value and then allocated that enterprise value to ordinary shares and ordinary share equivalents. The Company’s enterprise value was estimated using the income and market-calibration approaches.
The income approach estimates enterprise value based on the estimated present value of future cash flows the business is expected to generate over its remaining life. The estimated present value is calculated using a discount rate reflective of the risks associated with an investment in a similar company in a similar industry or having a similar history of revenue growth. For each valuation, the Company prepared a financial forecast to be used in the computation of the value of invested capital for both the income approach and market-calibration approach. The financial forecast considered the Company’s past results and expected future financial performance. The risk associated with achieving this forecast was assessed in selecting the appropriate discount rate. There is inherent uncertainty in these estimates as the assumptions used are highly subjective and subject to changes as a result of new operating data and economic and other conditions that impact the business.
The market-calibration approach analyzes the percent change in the enterprise values of peer companies between the prior valuation date and the current valuation date. Based on the observed market movement in the enterprise values of peer companies, a market movement factor is selected to represent the potential shift in enterprise value between the prior valuation date and the current valuation date. The selected market movement factor is applied to the indicated value as of the prior valuation date.
Monte Carlo simulations incorporate highly subjective assumptions, such as stock price volatility and expected volatility until a liquidity event. Changes in highly subjective assumptions could significantly impact share-based compensation cost. Since the Company’s ordinary shares were not publicly traded, the computation of expected volatility was based on the average of historical and implied volatilities over the expected term of the awards of a representative peer group of publicly traded entities. Other assumptions included expected term, risk-free interest rate and dividend yield. The risk-free interest rate was based on zero-coupon U.S. Treasury bond rates corresponding to the expected term of the awards. Dividend assumptions were based on historical experience.
The Company estimates forfeitures based on employee level, economic conditions, time remaining to vest and historical forfeiture experience.
Cost of Sales
Cost of sales expenses consist primarily of employee-related expenses and project costs associated with professional services and the provision of support and maintenance to customers, along with expenses related to license development services revenue, amortization of developed technology, and allocated overhead. Employee-related expenses include salaries, bonuses, share-based compensation, associated benefits, and employer taxes.
Research and Development
Research and development expenses consist primarily of employee-related expenses, including salaries, bonuses, share-based compensation, associated benefits, and employer taxes associated with employees in research and development functions, along with project materials costs, third-party fees paid to consultants, depreciation and amortization, allocated overhead, and other development expenses.
Selling, General and Administrative
Selling, general and administrative expenses consist primarily of employee-related expenses, including salaries, bonuses, share-based compensation, associated benefits, and employer taxes associated with employees in sales and marketing, along with corporate and administrative functions, including accounting and legal professional services fees, depreciation and amortization, advertising expenses, allocated overhead, and other corporate-related expenses.
Disposal, Restructuring and Other Operating Expenses, Net
Disposal expenses consist primarily of transaction costs, such as legal and professional fees, relating to various disposal activities.
Restructuring and other operating expenses consist primarily of employee termination benefits. Recognition of costs for employee termination benefits depends on whether employees are required to render service beyond a minimum retention period in order to receive the termination benefits. If employees are required to render service beyond a minimum retention period in order to receive the termination benefits, costs are recognized ratably over the applicable future service period. Otherwise, costs are recognized when the Company has committed to a restructuring plan and has communicated those actions to employees. Employee termination benefits covered by existing benefit arrangements are recognized when the Company has committed to a restructuring plan and the termination benefits are probable and estimable.
Government Grants
The Company receives government grants to compensate for its research activities. GAAP does not contain authoritative guidance for incentives and grants provided by governmental entities to a for-profit entity. Absent authoritative guidance, interpretative guidance issued and commonly applied by financial statement preparers allows for the selection of accounting policies amongst acceptable alternatives. Based on facts and circumstances, the Company determined it most appropriate to account for the government grants received by analogy to International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Under the provisions of IAS 20, a government grant is recognized when there is reasonable assurance the Company will meet the terms for receiving and realizing the benefit of the grant. IAS 20 does not define “reasonable assurance,” however, based on certain interpretations, it is analogous to “probable” as defined under GAAP, which is the definition the Company has applied to its government grants received. Under IAS 20, government grants are recognized in earnings on a systematic basis over the periods in which the Company recognizes costs for which the grant is intended to compensate (i.e. qualified expenses). Further, IAS 20 permits for the recognition in earnings either separately under a general heading such as other income, or as a reduction of the related expenses. The Company has elected to recognize the benefit as a reduction of the related expenses included in either research and development expenses or income tax expense in the Consolidated Income Statements. For the fiscal years ended March 31, 2024, 2023 and 2022, the government grant benefit recognized was $138.2 million, $83.0 million, and $84.3 million, respectively.
The government grant benefit received includes a grant from Innovate U.K. for work connected to the creation of a new centrally secured technology platform prototype. For the fiscal years ended March 31, 2024, 2023 and 2022, the Company recorded a reduction to research and development expenses from this grant of $0.0 million, $2.6 million, and $15.3 million, respectively. The maximum total value of the Innovate U.K. contract is $41.0 million. As of March 31, 2024, the grant term has expired and is no longer available.
The Company benefits in the U.K. from His Majesty’s Revenue & Customs (“HMRC”) research and development expenditure credit (“RDEC”), which provides relief against U.K. corporation tax. Based on criteria established by HMRC a portion of the Company’s expenditures incurred on research and development activities are eligible for RDEC relief. For the fiscal years ended March 31, 2024, 2023 and 2022, the Company recorded a relief of $121.2 million, $64.0 million, and $54.4 million, respectively.
Income Taxes
The Company computes the provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled.
If the Company determines it is more likely than not that it will not generate sufficient taxable income to realize the value of some or all deferred tax assets (net of deferred tax liabilities), the Company will establish a valuation allowance offsetting the amount it does not expect to realize. The Company performs this analysis each reporting period and reduces the measurement of deferred taxes if the likelihood the Company will realize them becomes uncertain.
Deferred tax assets the Company records each period depend primarily on the ability to generate future taxable income. Each period, the Company evaluates the need for a valuation allowance against the deferred tax assets and, if necessary, adjusts the valuation allowance so that net deferred tax assets are recorded only to the extent the Company concludes it is more likely than not that these deferred tax assets will be realized. If the outlook for future taxable income changes significantly, the Company’s assessment of the need for, and the amount of, a valuation allowance may also change.
The Company is also required to evaluate and quantify other sources of taxable income, such as the possible reversal of future deferred tax liabilities and the implementation of tax planning strategies. Evaluating and quantifying these amounts is difficult and involves significant judgment, based on all of the available evidence and assumptions about future activities.
Tax benefits from uncertain tax positions are recognized only if (based on the technical merits of the position) it is more likely than not that the tax positions will be sustained on examination by the tax authority. The tax benefits recognized in the financial statements from such positions are measured based on the largest amount that is more than 50% likely to be realized upon ultimate settlement. Interest and penalties related to unrecognized tax benefits are recognized within income tax (expense) benefit in the Consolidated Income Statements.
Net Income (Loss) Per Share Attributable to Ordinary Shareholders
Basic income (loss) per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and potentially dilutive ordinary shares outstanding during the period. Potentially dilutive ordinary shares whose effect would have been antidilutive are excluded from the computation of diluted earnings per ordinary share.
Discontinued Operations
A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale, and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale such as a distribution to shareholders of the Company, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.
Following a strategic decision to place greater focus on the Company’s core technology licensing business, a decision was made to distribute or sell certain components of the Company’s Internet of Things business. As a result, in June 2021, the Company completed a pro rata distribution of its controlling stake in Treasure Data, Inc. and its subsidiaries (“Treasure Data”) to the immediate shareholders of the Company. In November 2021, the Company sold 100% of its ownership in
Pelion IOT Limited and its subsidiaries (“IoTP”) to SoftBank Group Capital Limited in exchange for $12.0 million in cash consideration. The distribution of Treasure Data and sale of IoTP were accounted for as discontinued operations.
Revenue from IoTP and Treasure Data reported in loss on discontinued operations before income taxes in the Consolidated Income Statements relates to certain IP available through cloud-based infrastructure where the customer does not have the right to terminate the hosting contract. Under such arrangements, customers do not have the right to take possession of the software to run on their own IT infrastructure, nor do they have the right to engage a third-party provider to host and manage the software. Revenue for these arrangements is recognized over time as the services are performed.
Unless specified otherwise, the accompanying notes to the consolidated financial statements exclude financial results of discontinued operations.
2 - Recent Accounting and Disclosure Pronouncements
Recently issued accounting pronouncements not yet adopted
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures: In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07 which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the CODM, and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard for the fiscal year beginning April 1, 2024.
Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in our consolidated financial statements when adopted. The Company is currently evaluating the provisions of this ASU.
Recently issued Securities and Exchange Commission (“SEC”) final rules not yet adopted
In March 2024, the SEC adopted final rules under SEC Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors, which requires registrants to disclose climate-related risks that are reasonably likely to have a material impact on a its business strategy, results of operations and financial condition. The rules include disclosures relating to climate-related risks and risk managements, registrant's governance of such risks, financial impact on the audited financial statements, and greenhouse gas emissions. The disclosures will be required prospectively, with information for prior periods required only to the extent it was previously disclosed in an SEC filing. The earliest adoption date starts from the registrant's fiscal year beginning calendar 2025, which is the Company's fiscal year ending March 31, 2026. On April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of adoption of these final rules on its consolidated financial statements and disclosures.